Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) - Common Warrant [Member]	Jan. 12, 2026
Expected volatility [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	264
Risk-free interest rate [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	3.66
Expected dividend yield [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	0
Expected term [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	5
Conversion price [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	1.5
Underlying share price [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	3.81
Fair value [Member]
Acquisition of Star 26 - Schedule of Fair Value of Common Warrant (Details) [Line Items]
Measurement Input, warrants and rights outstanding	45,645